Income taxes (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes
Domestic	CAD 3,437,000	CAD 3,042,000	CAD 2,445,000
Foreign	1,437,000	1,318,000	1,144,000
Total income before income taxes	4,874,000	4,360,000	3,589,000
Current income tax expense [Abstract]
Domestic	(640,000)	(522,000)	(404,000)
Foreign	(96,000)	(255,000)	(242,000)
Total current income tax expense	(736,000)	(777,000)	(646,000)
Deferred income tax expense
Domestic	(328,000)	(271,000)	(279,000)
Foreign	(272,000)	(145,000)	(52,000)
Total deferred income tax expense	CAD (600,000)	CAD (416,000)	CAD (331,000)